SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Redeemable Common Stock [Member]
Ownership percentage	41.00%	67.00%	67.00%	75.00%
Non redeemable Common Stock [Member]
Ownership percentage	59.00%	33.00%	33.00%	25.00%
Redeemable Common Stock [Member]
Weighted-average shares outstanding	1,574,356	4,725,829	4,622,502	6,870,217
Allocation of net loss including accretion of temporary equity	$ (140,281)	$ (196,904)	$ (951,429)	$ (631,513)
Interest earned on investment held in trust account	187,179	586,164	2,581,773	3,580,311
Accretion of temporary equity to redemption value (extension deposit)	165,000	55,000	550,000	165,000
Allocation of net income/(loss)	$ 211,898	$ 444,260	$ 2,180,344	$ 3,113,798
Weighted-average shares outstanding	1,574,356	4,725,829	4,622,502	6,870,217
Diluted net income/(loss) per share	$ 0.13	$ 0.09	$ 0.47	$ 0.45
Basic net income/(loss) per share	$ 0.13	$ 0.09	$ 0.47	$ 0.45
Non redeemable Common Stock [Member]
Weighted-average shares outstanding	2,280,500	2,280,500	2,280,500	2,280,500
Allocation of net loss including accretion of temporary equity	$ (203,201)	$ (95,108)	$ (469,385)	$ (209,624)
Interest earned on investment held in trust account
Accretion of temporary equity to redemption value (extension deposit)
Allocation of net income/(loss)	$ (203,201)	$ (95,108)	$ (469,385)	$ (209,624)
Weighted-average shares outstanding	2,280,500	2,280,500	2,280,500	2,280,500
Diluted net income/(loss) per share	$ (0.09)	$ (0.04)	$ (0.21)	$ (0.09)
Basic net income/(loss) per share	$ (0.09)	$ (0.04)	$ (0.21)	$ (0.09)